Investment Strategy - MFS Emerging Markets Debt Local Currency Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in debt instruments of issuers that are tied economically to emerging market countries and denominated in local currencies, and derivative instruments with similar economic characteristics to these instruments. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Debt instruments include foreign government securities, U.S. Government securities, inflation-adjusted debt instruments, corporate debt instruments, and other obligations to repay money borrowed.

MFS may also invest the fund’s assets in debt instruments of issuers and derivative instruments that are not tied economically to emerging market countries.

MFS generally focuses on foreign government and government-related debt instruments, but may also invest the fund’s assets in corporate debt instruments.

MFS may invest up to 100% of the fund’s assets in below investment grade quality debt instruments.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

MFS allocates the fund's assets across countries primarily based on fundamental economic and financial analysis of the creditworthiness of each country and the relative values of countries' external debt, currencies, and local market debt. In selecting investments, MFS may consider economic and financial fundamentals, liquidity, duration, yield curve positioning, relative value, and other factors. Quantitative tools that systematically evaluate these and other factors may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.